GOODWILL	12 Months Ended
Mar. 31, 2025
Disclosure of goodwill [Abstract]
GOODWILL	GOODWILL
The carrying amount of goodwill acquired through business combinations has been allocated to a group of CGUs that combine to form a single operating segment, ATS Corporation, as follows:

As at	Note	2025	2024
Balance, at April 1		$1,228,600	$1,118,262
Acquisition of subsidiaries	5	85,458	112,201
Exchange and other adjustments (i)		80,518	(1,863)
Balance, at March 31		$1,394,576	$1,228,600

(i) Represents translation from the functional currency of the related foreign operations into Canadian dollars at the period-end exchange rate. The resulting exchange differences are recognized in the consolidated statements of comprehensive income.
The Company performed its annual impairment test of goodwill in the fourth quarter. The recoverable amount of the group of CGUs is determined based on fair value less costs of disposal using a capitalized EBITDA approach. The approach requires management to estimate maintainable future EBITDA and capitalize this amount by rates of return which incorporate the specific risks and opportunities facing the business. EBITDA is defined as earnings from operations excluding depreciation and amortization ("EBITDA").

In determining a maintainable future EBITDA, historical operating results and year to date results for the current year, were compared to the budgeted results for the year ending March 31, 2026, as presented to and approved by the Board. Non-recurring and unusual items have been adjusted in order to normalize past EBITDA. Management selected capitalization rates in the range of 6.5% to 8.3% for the calculation of the reasonable range of capitalized EBITDA. These capitalization rates were based on EBITDA multiples which incorporate specific risks and opportunities facing the Company. The inputs used in the calculation are level three of the fair value hierarchy. As a result of the analysis, management did not identify impairment for this group of CGUs.

Management believes that any reasonable possible change in the key assumptions on which the recoverable amount is based would not cause the aggregate carrying amount to exceed the aggregate recoverable amount of the group of CGUs.